UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620

         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     July 16, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $368,311 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL TIME WARNER                COM              00184A105     9597   652407 SH       DEFINED                     0   652407        0
BED BATH & BEYOND INC          COM              075896100    38036  1007847 SH       DEFINED                     0  1007847        0
BEST BUY INC                   COM              086516101     1241    34181 SH       DEFINED                     0    34181        0
BROADCOM CORP COM              COM              111320107      178    10175 SH       DEFINED                     0    10175        0
BROADVISION INC                COM              111412102      299   965387 SH       DEFINED                     0   965387        0
BROCADE COMMUNICATION          COM              111621108     6774   387507 SH       DEFINED                     0   387507        0
CDW COMPUTER CTRS INC          COM              125129106    26892   574502 SH       DEFINED                     0   574502        0
CHECK POINT SOFTWARE           COM              M22465104    15014  1107224 SH       DEFINED                     0  1107224        0
CHEESECAKE FACTORY IN          COM              163072101     1325    37332 SH       DEFINED                     0    37332        0
CIENA CORP                     COM              171779101      208    49561 SH       DEFINED                     0    49561        0
CISCO SYS INC                  COM              17275R102    22241  1594356 SH       DEFINED                     0  1594356        0
DOUBLECLICK INC                COM              258609304     3948   544579 SH       DEFINED                     0   544579        0
EBAY INC                       COM              278642103     1368    22200 SH       DEFINED                     0    22200        0
ELAN PLC ADR                   SPONSORED ADR    284131208      104    18938 SH       DEFINED                     0    18938        0
FASTENAL CO                    COM              311900104     4298   111606 SH       DEFINED                     0   111606        0
FORRESTER RESH INC CO          COM              346563109      644    33193 SH       DEFINED                     0    33193        0
HOME DEPOT INC                 COM              437076102    18348   499550 SH       DEFINED                     0   499550        0
HPL TECHNOLOGIES INC           COM              40426C105     1664   110480 SH       DEFINED                     0   110480        0
JDS UNIPHASE CORP              COM              46612J101      183    68567 SH       DEFINED                     0    68567        0
KOHLS CORP                     COM              500255104    40010   570921 SH       DEFINED                     0   570921        0
LEGATO SYS INC                 COM              524651106       61    17076 SH       DEFINED                     0    17076        0
MARCHFIRST INC                 COM              566244109        0    35331 SH       DEFINED                     0    35331        0
MEDTRONIC INC                  COM              585055106    11213   261670 SH       DEFINED                     0   261670        0
MICROSOFT CORP                 COM              594918104    14804   270639 SH       DEFINED                     0   270639        0
NETWORK APPLIANCE INC          COM              64120L104    13374  1075111 SH       DEFINED                     0  1075111        0
OPENWAVE SYS INC               COM              683718100       74    13105 SH       DEFINED                     0    13105        0
ORACLE SYS CORP                COM              68389X105    15088  1593239 SH       DEFINED                     0  1593239        0
P F CHANGS CHINA BIST          COM              69333Y108    12405   394811 SH       DEFINED                     0   394811        0
PAYCHEX INC                    COM              704326107     6809   217614 SH       DEFINED                     0   217614        0
POWER-ONE INC                  COM              739308104     3207   515628 SH       DEFINED                     0   515628        0
QUALCOMM INC COM               COM              747525103     9105   331221 SH       DEFINED                     0   331221        0
QUINTILES TRANSNATION          COM              748767100    10193   816061 SH       DEFINED                     0   816061        0
RIVERDEEP GROUP PLC A          ADR              76870Q109      778    50000 SH       DEFINED                     0    50000        0
SAWTEK INC                     COM              805468105        0    37125 SH       DEFINED                     0    37125        0
SMARTFORCE PUB LTD CO          COM              83170A206     2387   701998 SH       DEFINED                     0   701998        0
STAPLES INC                    COM              855030102    11126   564753 SH       DEFINED                     0   564753        0
STARBUCKS CORP                 COM              855244109    21219   853886 SH       DEFINED                     0   853886        0
SYNOPSYS INC                   COM              871607107    19371   353424 SH       DEFINED                     0   353424        0
TRIQUINT SEMICONDUCTO          COM              89674K103     4170   650624 SH       DEFINED                     0   650624        0
TWEETER HOME ENTMT GR          COM              901167106     5605   343020 SH       DEFINED                     0   343020        0
VERISIGN INC                   COM              92343E102     2243   311912 SH       DEFINED                     0   311912        0
WATSON PHARMACEUTICAL          COM              942683103    10390   411146 SH       DEFINED                     0   411146        0
WESTPORT FDS SMALL CA          MUTUAL           961323409      324    17483 SH       DEFINED                     0    17483        0
ZORAN CORP                     COM              98975F101     1993    86978 SH       DEFINED                     0    86978        0